Property Plant and Equipment	6 Months Ended
Jun. 30, 2025
Property Plant and Equipment [Abstract]
PROPERTY PLANT AND EQUIPMENT

4 PROPERTY PLANT AND EQUIPMENT

Property plant and equipment, net consisted of the following:

	June 30, 2025	December 31, 2024
Rental vehicles	26,869,908	26,747,580
Furniture and fixtures	1,368,493	1,290,201
Leasehold improvements	880,697	798,889
Less: Accumulated depreciation	(24,989,322)	(23,343,499)
Total property plant and equipment, net	4,129,776	5,493,171

The following table summarizes the depreciation expenses recorded in the unaudited interim condensed consolidated statements of operations for the periods ended June 30, 2025 and 2024:

	January 1 -	January 1 -
	June 30, 2025	June 30, 2024
Cost of revenues	1,446,749	4,040,986
General and administrative expenses	199,074	183,498
Total	1,645,823	4,224,484